UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number    811-4258
                                  ----------------
Value Line Convertible Fund, Inc.
--------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2005
                         --------------

Date of reporting period: October 31, 2004
                          ----------------

Item I.  Reports to Stockholders.
------   ------------------------

         A copy of the Semi-Annual Report to Stockholders for the period ended is included with this Form.

Item 2.  Code of Ethics
-------  --------------

         Not applicable.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         Not applicable.

Item 9.  Controls and Procedures.
-------  ------------------------

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

          (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
--------  ---------

          (a)  Not applicable.

          (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                    Exhibit 99.CERT.

               (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99-906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Value Line Convertible Fund, Inc.
                ---------------------------------

By     /s/ Jean B. Buttner
       ------------------------------------------
         Jean B. Buttner, President


Date:  December 27, 2004
       ------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Jean B. Buttner
       -------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer


By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date:  December 27, 2004
       ------------------------------------------

================================================================================

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
REGISTERED PUBLIC      300 Madison Avenue
ACCOUNTING FIRM        New York, NY 10017

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Jeffrey D. Geffen
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT and
                       SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER



THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                        #531316

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                OCTOBER 31, 2004
--------------------------------------------------------------------------------



                                   VALUE LINE
                                   CONVERTIBLE
                                   FUND, INC.



                                [VALUE LINE LOGO]

VALUE LINE CONVERTIBLE FUND, INC.

                                                               To Our Value Line
================================================================================

To Our Shareholders:

For the six-month period ended on October 31, 2004, your Fund returned 0.27%, slightly trailing the 0.66% return of the Goldman Sachs Convertible Index.(1) The equity markets moved in a sideways pattern with little thrust or sustainable upward movement. The unmanaged S&P 500 Index(2) generated a modest 2.96% return for the period. Convertibles generally lag the S&P 500 Index in periods of rising stock prices because of their more defensive characteristics.

Rising energy prices, interest rate hikes by the Federal Reserve Board, and uncertainty over the war in Iraq and the presidential election, kept a lid on the equity markets during this time. The high energy prices slowed economic growth causing investors to be less certain of corporate profits.

Interest rates manifested two patterns: the Federal Reserve Board raised short-term rates steadily, but long rates declined as inflation remained under control. Companies continued to improve balance sheets, reduce debt, and increase cash flow. This improved the quality of convertible securities.

Looking forward, with the uncertainty of the election now resolved, the equity markets should do better, improving the returns of convertibles. Interest rates remain low; inflation is moderate; and the economy remains on a solid growth path.

Our current strategy is to continue to favor middle of the road convertibles with lower risk and higher credit quality. In anticipation of improving equity markets, we have added more equity sensitive convertibles with favorable prospects, containing solid fundamentals and offering the potential for greater price appreciation.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.

                                                Sincerely,

                                                /s/ Jean Bernhard Buttner

                                                Jean Bernhard Buttner
                                                CHAIRMAN and PRESIDENT

December 8, 2004




--------------------------------------------------------------------------------
(1) THE GOLDMAN SACHS CONVERTIBLE INDEX REPRESENTS A DIVERSIFIED GROUP OF CONVERTIBLE SECURITIES. THE INDEX IS UNMANAGED AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.

(2) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
--------------------------------------------------------------------------------
2

                                               VALUE LINE CONVERTIBLE FUND, INC.

Convertible Fund, Inc. Shareholders
================================================================================

Economic Observations

The economic upturn, which proceeded at a vigorous pace from the middle of 2003 through the early months of 2004, has now moved onto a somewhat more deliberate expansion course. Although the economy is hardly faltering, with housing, employment, and manufacturing activity still rather firm, it is hard to envision the economy, weighed down by both rising interest rates and high energy costs, growing by more than 3.0%-3.5%, on average, over the next year.

The continuing moderate pace of gross domestic product growth and accompanying modest inflation, should have positive ramifications. That's because this combination probably will allow the Federal Reserve Board to pursue a measured monetary tightening course over the next several quarters. Our feeling is that the Fed will increase rates sufficiently to keep inflation subdued, but not aggressively enough to derail the business expansion.

Our economic forecast, it should be noted, excludes allowances for a further escalation in global military conflict, a new incidence of worldwide terrorism, or an additional significant runup in oil prices, none of which can be predicted with any degree of accuracy as to scope or timing.

Performance Data:*

                                                                GROWTH OF AN
                                            AVERAGE ANNUAL   ASSUMED INVESTMENT
                                             TOTAL RETURN        OF $10,000
                                            --------------   ------------------
 1 year ended 10/31/04 ...................       +4.46%           $10,046
 5 years ended 10/31/04 ..................       +2.08%            11,083
10 years ended 10/31/04 ..................       +7.88%            21,353

================================================================================
* THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE AVERAGE ANNUAL TOTAL RETURNS AT SEPTEMBER 30, 2004 FOR THE ONE-YEAR, FIVE-YEAR AND TEN-YEAR PERIODS WERE 8.19%, 3.15% AND 7.79%, RESPECTIVELY. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CALL 1-800-243-2729 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.


--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.


================================================================================

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 through October 31, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                         EXPENSES*
                                                                                        PAID DURING
                                                        BEGINNING         ENDING          PERIOD
                                                         ACCOUNT          ACCOUNT         5/1/04
                                                          VALUE            VALUE           THRU
                                                         5/1/04          10/31/04        10/31/04
                                                       ----------       ----------      -----------
Actual ...........................................     $ 1,000.00       $ 1,001.34        $ 7.71
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,005.00        $ 7.73

================================================================================
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.52% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 TO
  REFLECT THE ONE-HALF PERIOD.








--------------------------------------------------------------------------------
4

                                               VALUE LINE CONVERTIBLE FUND, INC.

Portfolio Highlights at October 31, 2004 (unaudited)
================================================================================

Ten Largest Holdings

                                                                        PRINCIPAL AMOUNT                      PERCENTAGE
ISSUE                                                                       OR SHARES           VALUE        OF NET ASSETS
--------------------------------------------------------------------   ------------------   -------------   --------------
Tyco International Group S.A. Series "A" 2 3/4%, 1/15/2018 .........        $800,000         $1,129,000           2.5%
Ford Motor Company Capital Trust II 6 1/2%, Pfd. ...................          14,000            699,860           1.6%
Commonwealth Telephone Enterprises, Inc. 3 1/4%, 7/15/2023 .........        $550,000            564,437           1.3%
Starwood Hotels & Resorts Worldwide, Inc. 3 1/2% 5/16/2023 .........        $500,000            546,875           1.2%
Carnival Corp. 2%, 4/15/2021 .......................................        $400,000            546,000           1.2%
Leucadia National Corp. 3 3/4%, 4/15/2014 ..........................        $450,000            500,625           1.1%
EDO Corporation 5 1/4%, 4/15/2007 ..................................        $450,000            475,875           1.1%
Ohio Casualty Corp. 5%, 3/19/2022 ..................................        $450,000            474,188           1.1%
Lucent Technologies Capital Trust I 7 3/4%, Pfd. ...................             400            466,752           1.0%
Lowe's Companies, Inc. 0.861%, 10/19/2021 ..........................        $450,000            465,187           1.0%

--------------------------------------------------------------------------------
Asset Allocation


                                 [PIE CHART]

                     Convertible Securities          78%
                     Common Stocks                   13%
                     Cash & Other                     9%

--------------------------------------------------------------------------------
Sector Weightings


                                 [BAR CHART]

                     Consumer Goods                  17%
                     Healthcare                      14%
                     Hardware                        13%
                     Financial Services              11%
                     Industrial Services              8%
                     Energy                           7%
                     Business Services                7%
                     Consumer Services                7%
                     Telecommunications               6%
                     Software                         5%
                     Media                            4%
                     Utilities                        1%

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

Schedule of Investments (unaudited)
================================================================================

PRINCIPAL
 AMOUNT                                                                VALUE
-------------------------------------------------------------------------------
CONVERTIBLE CORPORATE
BONDS & NOTES (60.5%)
                     ADVERTISING (0.6%)
$250,000             Lamar Advertising Co. 2 7/8%,
                       12/31/2010 ...............................   $   269,375

                     AEROSPACE/DEFENSE (1.1%)
 450,000             EDO Corporation 5 1/4%,
                       4/15/2007 ................................       475,875

                     AIR TRANSPORT (0.5%)
 250,000             ExpressJet Holdings, Inc. 4 1/4%,
                       8/1/2023 .................................       238,750

                     AUTO & TRUCK (1.5%)
 400,000             Navistar Financial Corp. 4 3/4%,
                       4/1/2009 .................................       389,500
 250,000             Titan International, Inc. 5 1/4%,
                       7/26/2009* ...............................       258,750
                                                                    -----------
                                                                        648,250
                     BIOTECHNOLOGY (1.1%)
 250,000             Invitrogen Corp. 2%, 8/1/2023 ..............       277,188
 200,000             Invitrogen Corp. 2 1/4%,
                       12/15/2006 ...............................       197,500
                                                                    -----------
                                                                        474,688
                     BUILDING
                       MATERIALS (0.9%)
 400,000             Fluor Corp. 1 1/2%, 2/15/2024 ..............       418,000

                     CABLE TV (0.8%)
 350,000             Mediacom Communications
                       Corp. 5 1/4%, 7/1/2006 ...................       338,625

                     CHEMICAL --
                       DIVERSIFIED (0.5%)
 250,000             3M Company Zero Coupon,
                       11/21/2032 ...............................       221,875

                     COMPUTER SOFTWARE &
                       SERVICES (3.6%)
 250,000             Computer Associates
                       International, Inc. 5%,
                       3/15/2007 ................................       296,562


PRINCIPAL
 AMOUNT                                                                VALUE
-------------------------------------------------------------------------------
$250,000             Comverse Technology, Inc. Zero
                       Coupon, 5/15/2023 ........................   $   322,188
 200,000             Digital River, Inc. 1 1/4%,
                       1/1/2024* ................................       213,250
 200,000             DST Systems, Inc. Series "B"
                       3 5/8%, 8/15/2023 ........................       231,250
 300,000             Fair Issac Corp. 1 1/2%,
                       8/15/2023 ................................       298,500
 250,000             Mentor Graphics Corp. 6 7/8%,
                       6/15/2007 ................................       259,375
                                                                    -----------
                                                                      1,621,125
                     DIVERSIFIED
                       COMPANY (3.9%)
 350,000             Danaher Corp. Zero Coupon,
                       1/22/2021 ................................       282,625
 300,000             GATX Corp. 7 1/2%, 2/1/2007 ................       348,000
 800,000             Tyco International Group S.A.
                       Series "A" 2 3/4%, 1/15/2018 .............     1,129,000
                                                                    -----------
                                                                      1,759,625
                     DRUG (3.8%)
 200,000             ALZA Corp. Zero Coupon,
                       7/28/2020 ................................       160,500
 300,000             Cephalon, Inc. 2 1/2%,
                       12/15/2006 ...............................       292,875
 350,000             First Horizon Pharmaceutical
                       Corp. 1 3/4%, 3/8/2024 ...................       438,813
 200,000             InterMune, Inc. 1/4%, 3/1/2011* ............       161,500
 200,000             Teva Pharmaceutical Finance II,
                       LLC Series "A" 1/2%,
                       2/1/2024 .................................       191,000
 200,000             Teva Pharmaceutical Finance II,
                       LLC Series "B" 1/4%,
                       2/1/2024 .................................       193,000
 250,000             Watson Pharmaceuticals, Inc.
                       1 3/4%, 3/15/2023 ........................       243,125
                                                                    -----------
                                                                      1,680,813
                     ELECTRICAL
                       EQUIPMENT (0.4%)
 150,000             Corning Incorporated 3 1/2%,
                       11/1/2008 ................................       177,750

--------------------------------------------------------------------------------
6

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                October 31, 2004
================================================================================

PRINCIPAL
 AMOUNT                                                                VALUE
-------------------------------------------------------------------------------
                     ELECTRONICS (2.2%)
$250,000             Flextronics International Ltd. 1%,
                       8/1/2010 .................................   $   267,812
 300,000             Harris Corp. 3 1/2%, 8/15/2022 .............       436,125
 250,000             Vishay Intertechnology, Inc.
                       3 5/8%, 8/1/2023 .........................       265,938
                                                                    -----------
                                                                        969,875
                     ENTERTAINMENT (2.3%)
 350,000             Disney (Walt) Co. 2 1/8%,
                       4/15/2023 ................................       374,500
 300,000             Liberty Media Corp. (convertible
                       into Time Warner Inc.
                       common) 3/4%, 3/30/2023 ..................       326,250
 350,000             Liberty Media Corp. (convertible
                       into Viacom, Inc. Class "B"
                       common) 3 1/4%, 3/15/2031 ................       325,937
                                                                    -----------
                                                                      1,026,687
                     ENTERTAINMENT
                       TECHNOLOGY (0.7%)
 350,000             Pixelworks, Inc. 1 3/4%,
                       5/15/2024 ................................       300,563

                     FINANCIAL SERVICES --
                       DIVERSIFIED (5.3%)
 450,000             Cendant Corp. 3 7/8%,
                       11/27/2011 ...............................       450,562
 350,000             IOS Capital LLC 5%, 5/1/2007* ..............       357,875
 450,000             Leucadia National Corp. 3 3/4%,
                       4/15/2014 ................................       500,625
 400,000             Loews Corp. 3 1/8%, 9/15/2007 ..............       393,500
 350,000             Providian Financial Corp. due
                       3/15/2016, 2 3/4% to
                       3/15/2011, 1 3/4% thereafter .............       407,313
 250,000             Radian Group, Inc. 2 1/4%,
                       1/1/2022 .................................       250,312
                                                                    -----------
                                                                      2,360,187
                     GROCERY (0.9%)
 250,000             Whole Foods Market, Inc. Zero
                       Coupon, 3/2/2018 .........................       216,563


PRINCIPAL
 AMOUNT                                                                VALUE
-------------------------------------------------------------------------------
$250,000             Wild Oats Markets, Inc. due
                       5/15/2034, 3 1/4% to
                       5/15/2011, Zero Coupon
                       thereafter* ..............................   $   200,312
                                                                    -----------
                                                                        416,875
                     HEALTHCARE
                       INFORMATION
                       SYSTEMS (0.6%)
 250,000             WebMD Corp. 3 1/4%, 4/1/2007 ...............       257,188

                     HOMEBUILDING (0.4%)
 300,000             Lennar Corp. Zero Coupon,
                       4/4/2021 .................................       197,625

                     HOTEL/GAMING (2.5%)
 400,000             Host Marriott, L.P. 3 1/4%,
                       4/15/2024* ...............................       421,000
 200,000             International Game Technology
                       Zero Coupon, 1/29/2033 ...................       149,250
 500,000             Starwood Hotels & Resorts
                       Worldwide, Inc. 3 1/2%,
                       5/16/2023 ................................       546,875
                                                                    -----------
                                                                      1,117,125
                     HOUSEHOLD
                       PRODUCTS (0.6%)
 250,000             Church & Dwight Co., Inc.
                       5 1/4%, 8/15/2033 ........................       287,187

                     INDUSTRIAL
                       SERVICES (0.5%)
 250,000             CSG Systems International, Inc.
                       2 1/2%, 6/15/2024* .......................       243,125

                     INFORMATION
                       SERVICES (1.0%)
 350,000             Getty Images, Inc. 1/2%,
                       6/9/2023 .................................       454,125

                     INSURANCE --
                       PROPERTY/CASUALTY (1.1%)
 450,000             Ohio Casualty Corp. 5%,
                       3/19/2022 ................................       474,188

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

Schedule of Investments (unaudited)
================================================================================

PRINCIPAL
 AMOUNT                                                                VALUE
-------------------------------------------------------------------------------

                     MACHINERY (0.8%)
$150,000             AGCO Corp. 1 3/4%,
                       12/31/2033* ..............................   $   161,812
 200,000             AGCO Corp. 1 3/4%, 12/31/2033                      215,750
                                                                    -----------
                                                                        377,562
                     MEDICAL SERVICES (1.3%)
 350,000             Community Health Systems, Inc.
                       4 1/4%, 10/15/2008 .......................       361,375
 200,000             LifePoint Hospitals, Inc. 4 1/2%,
                       6/1/2009 .................................       198,000
                                                                    -----------
                                                                        559,375
                     MEDICAL SUPPLIES (3.6%)
 250,000             Advanced Medical Optics, Inc.
                       2 1/2%, 7/15/2024 ........................       264,688
 100,000             ALZA Corp. Zero Coupon,
                       7/28/2020 ................................        80,250
 150,000             AmeriSource Health Corp. 5%,
                       12/1/2007 ................................       159,187
 250,000             Apogent Technologies Inc.
                       2 1/4%, 10/15/2021 .......................       255,925
 150,000             Bausch & Lomb Inc. Floating
                       Rate Notes, 2.48625%,**
                       8/1/2023 .................................       188,250
 300,000             Cytyc Corp. 2 1/4%, 3/15/2024 ..............       351,375
 300,000             Medtronic, Inc. 1 1/4%,
                       9/15/2021 ................................       305,250
                                                                    -----------
                                                                      1,604,925
                     METALS & MINING --
                       DIVERSIFIED (0.3%)
 100,000             Freeport McMoRan Copper &
                       Gold, Inc. 7%, 2/11/2011 .................       144,875

                     OILFIELD
                       SERVICES/EQUIPMENT (2.1%)
 250,000             BJ Services Co. 0.3954%,
                       4/24/2022 ................................       214,688
 300,000             Halliburton Co. 3 1/8%,
                       7/15/2023 ................................       360,000
 350,000             Schlumberger Ltd. Series "A"
                       1 1/2%, 6/1/2023 .........................       374,500
                                                                    -----------
                                                                        949,188


PRINCIPAL
 AMOUNT                                                                VALUE
-------------------------------------------------------------------------------

                     POWER (0.8%)
$300,000             Headwaters Incorporated 2 7/8%,
                       6/1/2016* ................................   $   378,750

                     PRECISION
                       INSTRUMENT (1.8%)
 400,000             Agilent Technologies, Inc. 3%,
                       12/1/2021 ................................       403,500
 350,000             Eastman Kodak Co. 3 3/8%,
                       10/15/2033 ...............................       422,187
                                                                    -----------
                                                                        825,687
                     RECREATION (3.0%)
 400,000             Carnival Corp. 2%, 4/15/2021 ...............       546,000
 550,000             Royal Caribbean Cruises Ltd.
                       Zero Coupon, 5/18/2021 ...................       411,813
 350,000             Shuffle Master, Inc. 1 1/4%,
                       4/15/2024* ...............................       407,750
                                                                    -----------
                                                                      1,365,563
                     RETAIL
                       AUTOMOTIVE (0.7%)
 300,000             Pep Boys-Manny, Moe & Jack
                       (The) 4 1/4%, 6/1/2007 ...................       300,000

                     RETAIL BUILDING
                       SUPPLY (1.0%)
 450,000             Lowe's Companies, Inc. 0.861%,
                       10/19/2021 ...............................       465,187

                     RETAIL -- SPECIAL
                       LINES (2.3%)
 200,000             Best Buy Co., Inc. 2 1/4%,
                       1/15/2022 ................................       219,250
 150,000             Charming Shoppes, Inc. 4 3/4%,
                       6/1/2012 .................................       160,500
 250,000             Dick's Sporting Goods, Inc. due
                       2/18/2024, 1.6061% to
                       2/18/09, Zero Coupon
                       thereafter ...............................       194,375
 250,000             Gap, Inc. (The) 5 3/4%,
                       3/15/2009 ................................       318,750
 150,000             TJX Companies, Inc. (The) Zero
                       Coupon, 2/13/2021 ........................       128,063
                                                                    -----------
                                                                      1,020,938

--------------------------------------------------------------------------------
8

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                October 31, 2004
================================================================================

 PRINCIPAL
  AMOUNT
 OR SHARES                                                             VALUE
-------------------------------------------------------------------------------

                     RETAIL STORE (0.7%)
 $ 300,000           Costco Companies, Inc. Zero
                       Coupon, 8/19/2017 ........................   $   325,875

                     SEMICONDUCTOR (1.8%)
   250,000           Advanced Micro Devices, Inc.
                       4 3/4%, 2/1/2022 .........................       256,250
   350,000           Bell Microproducts Inc. 3 3/4%,
                       3/5/2024 .................................       364,000
   150,000           Micron Technology, Inc. 2 1/2%,
                       2/1/2010 .................................       180,187
    15,000           TranSwitch Corp. 4 1/2%,
                       9/12/2005 ................................        11,625
                                                                    -----------
                                                                        812,062
                     TELECOMMUNICATION
                       SERVICES (2.4%)
   550,000           Commonwealth Telephone
                       Enterprises, Inc. 3 1/4%,
                       7/15/2023 ................................       564,437
   150,000           Nextel Partners, Inc. 1 1/2%,
                       11/15/2008 ...............................       220,875
   250,000           NII Holdings, Inc. 2 7/8%,
                       2/1/2034 .................................       280,000
                                                                    -----------
                                                                      1,065,312
                     TELECOMMUNICATIONS
                       EQUIPMENT (0.6%)
   200,000           Andrew Corp. 3 1/4%, 8/15/2013 .............       263,500

                     TRUCKING (0.5%)
   150,000           Yellow Corp. 3 3/8%, 11/25/2023 ............       204,000
                                                                    -----------
                     TOTAL CONVERTIBLE
                       CORPORATE BONDS &
                       NOTES (COST $26,565,929) .................    27,092,300
                                                                    -----------
CONVERTIBLE PREFERRED STOCKS (17.7%)

                     AEROSPACE/DEFENSE (0.9%)
     4,000           Northrop Grumman Corp.
                       7 1/4%, Pfd. .............................       408,500

                     AUTO & TRUCK (2.0%)
    14,000           Ford Motor Company Capital
                       Trust II 6 1/2%, Pfd. ....................       699,860


 SHARES                                                                VALUE
-------------------------------------------------------------------------------

     7,000           General Motors Corp. 6 1/4%,
                     Series "C" Pfd. ............................   $   188,160
                                                                    -----------
                                                                        888,020
                     BANK (0.3%)
     2,000           Commerce Capital Trust II,
                       5.95%, Pfd. ..............................       124,750

                     BEVERAGE --
                       ALCOHOLIC (0.4%)
     5,000           Constellation Brands, Inc.
                       5 3/4%, Series "A" Pfd. ..................       165,000

                     ELECTRICAL UTILITY --
                       EAST (0.6%)
     5,000           FPL Group, Inc. 8 1/2%, Pfd. ...............       285,800

                     ELECTRONICS (0.7%)
     6,000           Pioneer-Standard Financial Trust
                       6 3/4%, Pfd. .............................       331,500

                     FINANCIAL SERVICES --
                       DIVERSIFIED (0.7%)
     6,000           Capital One Financial Corp.
                       6 1/4%, Pfd. .............................       316,140

                     GROCERY (0.3%)
     6,000           Albertson's, Inc. 7 1/4%, Pfd. .............       147,240

                     HOTEL/GAMING (1.0%)
     8,000           Host Marriott Corp. Financial
                     Trust 6 3/4%, Pfd. .........................       432,000

                     INSURANCE -- LIFE (0.3%)
     2,200           Prudential Financial, Inc. 6 3/4%,
                       Pfd. .....................................       151,844

                     INSURANCE --
                       PROPERTY/CASUALTY (0.9%)
     8,000           Chubb Corporation (The) 7%, Pfd. ...........       226,000
     8,000           Travelers Property Casualty Corp.
                     4 1/2%, Pfd. ...............................       177,200
                                                                    -----------
                                                                        403,200
                     MACHINERY (0.9%)
     4,000           Cummins Capital Trust I 7%, Pfd. ...........       306,000
     2,000           United Rentals Trust I 6 1/2%, Pfd. ........        77,000
                                                                    -----------
                                                                        383,000

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

Schedule of Investments (unaudited)
================================================================================

      SHARES                                                           VALUE
--------------------------------------------------------------------------------
                     MEDICAL SUPPLIES (0.4%)
      3,000          Baxter International, Inc. 7%,
                       Pfd. .....................................   $   154,260

                     NATURAL GAS --
                       DIVERSIFED (0.7%)
      5,000          Callon Petroleum Co. $2.125,
                       Series "A" Pfd. ..........................       164,000
      2,000          Williams Companies, Inc. (The)
                       5.5%, Pfd. ...............................       145,000
                                                                    -----------
                                                                        309,000
                     OFFICE EQUIPMENT &
                       SUPPLIES (0.9%)
      3,000          Xerox Corp. 6 1/4%,
                       Series "C" Pfd. ..........................       397,125

                     OILFIELD
                       SERVICES/EQUIPMENT (0.2%)
      2,000          Teekay Shipping Corp. 7 1/4%,
                       Pfd. .....................................       107,100

                     PAPER & FOREST
                       PRODUCTS (0.2%)
      2,000          Boise Cascade Corp. 7 1/2%, Pfd. ...........        94,000

                     PETROLEUM --
                       INTEGRATED (0.9%)
      3,000          Amerada Hess Corp. 7%, Pfd. ................       219,750
      4,000          Valero Energy Corp. 2%, Pfd. ...............       170,196
                                                                    -----------
                                                                        389,946
                     PETROLEUM --
                       PRODUCING (0.7%)
        250          Chesapeake Energy Corp. 5%,
                       Pfd. .....................................        29,125
        250          Chesapeake Energy Corp.
                       4 1/8%, Pfd. .............................       285,313
                                                                    -----------
                                                                        314,438
                     PHARMACY (0.2%)
      2,000          Omnicare, Inc. 4%, Series "A"
                       Pfd. .....................................        93,620
                     POWER (0.5%)
      5,000          AES Trust III 6 3/4%, Pfd. .................       222,500


      SHARES                                                           VALUE
--------------------------------------------------------------------------------

                     SEMICONDUCTOR (0.7%)
      6,000          Motorola, Inc. 7%, Pfd. ....................   $   301,200

                     STEEL --
                       INTEGRATED (0.5%)
      2,000          United States Steel Corp. 7%,
                       Series "B" Pfd. ..........................       243,250

                     TELECOMMUNICATION
                       SERVICES (0.7%)
      6,000          ALLTEL Corp. 7 3/4%, Pfd. ..................       304,200

                     TELECOMMNICATIONS
                       EQUIPMENT (1.0%)
        400          Lucent Technologies Capital Trust
                       I 7 3/4%, Pfd. ...........................       466,752

                     THRIFT (1.1%)
      3,000          New York Community Bancorp
                       Capital Trust V, 6%, Pfd. ................       160,500
      6,000          Washington Mutual Capital Trust
                       I 5 3/8%, Pfd. ...........................       321,000
                                                                    -----------
                                                                        481,500
                                                                    -----------
                     TOTAL CONVERTIBLE
                       PREFERRED STOCKS
                       (COST $7,651,778) ........................     7,915,885
                                                                    -----------
COMMON STOCKS (13.0%)

                     AEROSPACE/DEFENSE (1.0%)
      6,504          L 3 Communications Holdings,
                       Inc. .....................................       428,809

                     AIR TRANSPORT (0.4%)
      2,000          FedEx Corp. ................................       182,240

                     CEMENT &
                       AGGREGATES (0.2%)
      2,000          Florida Rock Industries, Inc. ..............       103,300

                     CHEMICAL -- BASIC (0.2%)
      2,000          du Pont (E.I.) de Nemours &
                       Company, Inc. ............................        85,740

                     COMPUTER &
                       PERIPHERALS (0.2%)
      2,000          Dell Inc.+ .................................        70,120

--------------------------------------------------------------------------------
10

                                               VALUE LINE CONVERTIBLE FUND, INC.

                                                                October 31, 2004
================================================================================

 SHARES                                                               VALUE
-------------------------------------------------------------------------------

                     COMPUTER SOFTWARE &
                     SERVICES (0.9%)
 2,000               Adobe Systems Inc. .........................   $   112,060
 2,000               Affiliated Computer Services,
                     Inc. Class "A"+ ............................       109,100
 3,000               Symantec Corp.+ ............................       170,820
                                                                    -----------
                                                                        391,980

                     DIVERSIFIED
                     COMPANY (0.9%)
 2,000               American Standatd
                     Companies, Inc.+ ...........................        73,140
 2,000               Fortune Brands, Inc. .......................       145,640
 3,000               Vornado Realty Trust .......................       201,600
                                                                    -----------
                                                                        420,380

                     DRUG (0.7%)
 2,000               Biogen Idec, Inc.+ .........................       116,320
 2,000               Celgene Corp.+ .............................        59,240
 3,000               Gilead Sciences, Inc.+ .....................       103,890
 2,000               Pfizer, Inc. ...............................        57,900
                                                                    -----------
                                                                        337,350

                     ELECTRICAL
                     EQUIPMENT (0.3%)
 2,000               Rockwell Automation, Inc. ..................        83,380
 2,000               Thomas & Betts Corp.+ ......................        56,680
                                                                    -----------
                                                                        140,060

                     FINANCIAL SERVICES --
                     DIVERSIFIED (0.2%)
 2,000               Citigroup, Inc. ............................        88,740

                     FOREIGN
                     ELECTRONICS (0.2%)
 2,000               Canon Inc. (ADR) ...........................        99,000

                     HOME APPLIANCE (0.4%)
 2,000               Black & Decker Corporation
                     (The) ......................................       160,560

                     HUMAN RESOURCES (0.1%)
 2,000               Korn/Ferry International+ ..................        34,800

                     INTERNET (0.4%)
 2,000               SINA Corp.+ ................................        67,000


 SHARES                                                              VALUE
-------------------------------------------------------------------------------

 3,000               Yahoo! Inc.+ ...............................   $   108,570
                                                                    -----------
                                                                        175,570
                     MACHINERY (0.3%)
 2,000               Ingersoll-Rand Company Ltd.
                     Class "A" ..................................       136,880

                     MEDICAL SERVICES (0.5%)
 2,000               Aetna Inc. .................................       190,000
 1,000               PacifiCare Health Systems, Inc.+ ...........        35,620
                                                                    -----------
                                                                        225,620
                     MEDICAL SUPPLIES (0.5%)
 2,000               Connetics Corp.+ ...........................        53,760
 1,000               Fisher Scientific International,
                     Inc.+ ......................................        57,360
 2,000               Medtronic, Inc. ............................       102,220
                                                                    -----------
                                                                        213,340
                     METALS & MINING --
                     DIVERSIFIED (0.3%)
 2,000               Inco Ltd.+ .................................        70,800
 1,000               Phelps Dodge Corp. .........................        87,540
                                                                    -----------
                                                                        158,340
                     NATURAL GAS --
                     DIVERSIFIED (0.2%)
 1,237               Devon Energy Corporation ...................        91,501

                     PAPER & FOREST
                     PRODUCTS (0.2%)
 2,000               Georgia-Pacific Corp. ......................        69,180

                     PETROLEUM --
                     INTEGRATED (1.0%)
 2,000               ChevronTexaco Corp. ........................       106,120
 2,000               ConocoPhillips .............................       168,620
 2,000               Kerr-McGee Corp. ...........................       118,440
 2,000               Tesoro Petroleum Corp.+ ....................        60,560
                                                                    -----------
                                                                        453,740
                     PETROLEUM --
                     PRODUCING (0.1%)
 1,000               Apache Corp. ...............................        50,700

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.
Schedule of Investments (unaudited)                  October 31, 2004
--------------------------------------------------------------------------------


   SHARES                                                             VALUE
--------------------------------------------------------------------------------

                     PHARMACY
                       SERVICES (0.3%)
     2,000           CVS Corp. ..................................   $    86,920
     2,000           Walgreen Co. ...............................        71,780
                                                                    -----------
                                                                        158,700

                     R.E.I.T (1.1%)
     2,000           CenterPoint Properties Trust ...............        92,600
     4,000           General Growth Properties, Inc. ............       131,960
     1,533           Simon Property Group, Inc. .................        89,404
     3,000           SL Green Realty Corp. ......................       164,460
                                                                    -----------
                                                                        478,424

                     RAILROAD (0.5%)
     2,000           Canadian National Railway Co. ..............       108,100
     3,000           Norfolk Southern Corp. .....................       101,850
                                                                    -----------
                                                                        209,950

                     RETAIL -- SPECIAL
                       LINES (0.2%)
     2,000           Urban Outfitters, Inc.+ ....................        82,000

                     RETAIL STORE (0.2%)
     2,000           Kohl's Corp.+ ..............................       101,520

                     SECURITIES
                       BROKERAGE (0.4%)
     2,000           Lehman Brothers Holdings, Inc. .............       164,300

                     SEMICONDUCTOR (0.1%)
     2,000           Cree, Inc.+ ................................        69,020

                     STEEL -- GENERAL (0.1%)
     2,000           Steel Dynamics, Inc. .......................        66,400

                     TELECOMMUNICATIONS
                       EQUIPMENT (0.6%)
     5,000           Cisco Systems, Inc.+ .......................        96,050
     3,000           Juniper Networks, Inc.+ ....................        79,830
     2,000           QUALCOMM Incorporated ......................        83,620
                                                                    -----------
                                                                        259,500

                     TOILETRIES/COSMETICS (0.3%)
     2,000           Avon Products, Inc. ........................        79,100
     2,000           Chattem, Inc.+ .............................        66,920
                                                                    -----------
                                                                        146,020
                                                                    -----------

PRINCIPAL
 AMOUNT                                                                VALUE
--------------------------------------------------------------------------------

                     TOTAL COMMON STOCKS
                       (COST $5,386,236) ........................   $ 5,853,784
                                                                    -----------
                     TOTAL INVESTMENT
                       SECURITIES (91.2%)
                       (COST $39,603,943) .......................    40,861,969
                                                                    -----------
REPURCHASE AGREEMENTS (9.2%)
  (INCLUDING ACCRUED INTEREST)

$2,900,000           Collateralized by $2,699,000 U.S.
                       Treasury Bonds 5 1/2%, due
                       8/15/2028, with a value of
                       $2,960,777 (with UBS
                       Warburg LLC, 1.74%, dated
                       10/29/2004, due 11/1/2004,
                       delivery value $2,900,420) ...............     2,900,420
 1,200,000           Collateralized by $1,105,000 U.S.
                       Treasury Bonds 9 3/8%, due
                       2/15/2006, with a value of
                       $1,203,759 (with Morgan
                       Stanley, 1.75%, dated
                       10/29/2004, due 11/1/2004,
                       delivery value $1,200,175) ...............     1,200,175
                                                                    -----------
                     TOTAL REPURCHASE
                       AGREEMENTS
                       (COST $4,100,595) ........................     4,100,595
                                                                    -----------
                     LIABILITIES IN EXCESS OF
                       CASH AND OTHER
                       ASSETS (-0.4%) ...........................      (174,291)
                                                                    -----------
                     NET ASSETS (100.0%) ........................   $44,788,273
                                                                    ===========
                     NET ASSET VALUE,
                       OFFERING AND
                       REDEMPTION PRICE PER
                       OUTSTANDING SHARE
                       $44,788,273 DIVIDED BY 3,990,223
                       SHARES OUTSTANDING) ......................   $     11.22
                                                                    ===========

* PURSUANT TO RULE 144A UNDER THE SECURITIES ACT OF 1933, THIS SECURITY CAN ONLY BE SOLD TO QUALIFIED INSTITUTIONAL INVESTORS.
**RATE AT 10/31/2004. FLOATING RATE CHANGES SEMI-ANNUALLY.
+ NON-INCOME PRODUCING SECURITY

--------------------------------------------------------------------------------
12

                                                                                          VALUE LINE CONVERTIBLE FUND, INC.

Statement of Assets and Liabilities                                 Statement of Operations for the
at October 31, 2004 (unaudited)                                     Six Months Ended October 31, 2004 (unaudited)
============================================================================================================================
ASSETS:                                                             INVESTMENT INCOME:
Assets:                                                             Interest ..................................  $ 418,640
Investment securities, at value                                     Dividends (Net of foreign withholding
   (Cost - $39,603,943) ...................   $40,861,969              tax of $152) ...........................    283,608
Repurchase agreements                                                                                            ---------
   (Cost - $4,100,595) ....................     4,100,595           Total Income ..............................    702,248
Cash ......................................        67,813                                                        ---------
Receivable for securities sold ............       560,868           EXPENSES:
Interest and dividends receivable .........       184,949           Advisory fee ..............................    157,215
Receivable for capital shares sold ........         2,146           Service and distribution plan fee .........     52,405
                                              -----------           Auditing and legal fees ...................     31,850
      TOTAL ASSETS ........................    45,778,340           Transfer agent ............................     15,470
                                              -----------           Printing ..................................     14,560
LIABILITIES:                                                        Registration and filing fees ..............     10,920
Payable for securities purchased ..........       874,859           Custodian fees ............................     10,490
Payable for capital shares repurchased ....        28,951           Directors' fees and expenses ..............     10,010
Accrued expenses:                                                   Quote charge ..............................      9,100
   Advisory fee ...........................        25,235           Postage ...................................      4,550
   Service and distribution plan fees                               Insurance, dues and other .................      3,458
      payable .............................         8,412           Telephone .................................      2,730
   Other ..................................        52,610                                                        ---------
                                              -----------                Total Expenses Before Custody
      TOTAL LIABILITIES ...................       990,067                   Credits ...........................    322,758
                                              -----------                Less: Custody Credits ................     (1,390)
NET ASSETS ................................   $44,788,273                                                        ---------
                                              ===========                Net Expenses .........................    321,368
NET ASSETS CONSIST OF:                                                                                           ---------
Capital stock, at $1.00 par value                                   NET INVESTMENT INCOME .....................    380,880
   (authorized 50,000,000, outstanding                                                                           ---------
   3,990,223 shares) ......................   $ 3,990,223           NET REALIZED AND UNREALIZED GAIN ON
Additional paid-in capital ................    43,527,827              INVESTMENTS:
Undistributed net investment income .......       108,657                Net Realized Gain ....................    170,930
Accumulated net realized loss on                                         Change in Net Unrealized
   investments ............................    (4,096,460)                  Appreciation ......................   (386,796)
Net unrealized appreciation of                                                                                   ---------
   investments ............................     1,258,026                NET REALIZED GAIN AND CHANGE IN
                                              -----------                   NET UNREALIZED APPRECIATION ON
NET ASSETS ................................   $44,788,273                   INVESTMENTS .......................   (215,866)
                                              ===========                                                        ---------
NET ASSET VALUE, OFFERING AND                                            NET INCREASE IN NET ASSETS FROM
   REDEMPTION PRICE PER OUTSTANDING                                         OPERATIONS ........................  $ 165,014
   SHARE ($44,788,273 DIVIDED BY 3,990,223                                                                                =========
   SHARES OUTSTANDING) ....................   $     11.22
                                              ===========






SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


VALUE LINE CONVERTIBLE FUND, INC.

Statement of Changes in Net Assets
for the Six Months Ended October 31, 2004 (unaudited) and for the Year Ended April 30, 2004
==============================================================================================================

                                                                          SIX MONTHS ENDED       YEAR ENDED
                                                                          OCTOBER 31, 2004       APRIL 30,
                                                                             (UNAUDITED)            2004
                                                                         ------------------------------------
OPERATIONS:
 Net investment income ...............................................      $    380,880       $  1,119,380
 Net realized gain on investments ....................................           170,930          2,716,651
 Change in net unrealized appreciation (depreciation) ................          (386,796)         1,691,392
                                                                            -------------------------------
 Net increase in net assets from operations ..........................           165,014          5,527,423
                                                                            -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...............................................          (442,947)        (1,213,900)
                                                                            -------------------------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from sale of shares ........................................         4,799,331          3,738,718
 Proceeds from reinvestment of distributions to shareholders .........           389,095          1,064,984
 Cost of shares repurchased ..........................................        (3,624,311)        (9,690,277)
                                                                            -------------------------------
 Net increase (decrease) from capital share transactions .............         1,564,115         (4,886,575)
                                                                            -------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,286,182           (573,052)
NET ASSETS:
 Beginning of period .................................................        43,502,091         44,075,143
                                                                            -------------------------------
 End of period .......................................................      $ 44,788,273       $ 43,502,091
                                                                            ===============================
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF PERIOD ................      $    108,657       $    170,724
                                                                            ===============================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                               VALUE LINE CONVERTIBLE FUND, INC.

Notes to Financial Statements (unaudited)                       October 31, 2004
================================================================================

1. Significant Accounting Policies

Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities traded in over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure udner these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

--------------------------------------------------------------------------------

VALUE LINE CONVERTIBLE FUND, INC.

Notes to Financial Statements (unaudited)
================================================================================

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                            SIX MONTHS ENDED      YEAR ENDED
                                            OCTOBER 31, 2004       APRIL 30,
                                               (UNAUDITED)           2004
                                            ---------------------------------
Shares sold ................................    431,004             341,395
Shares issued to
   shareholders in
   reinvestment of
   dividends ...............................     34,686              96,391
                                              -----------------------------
                                                465,690             437,786
Shares repurchased .........................   (323,250)           (877,850)
                                              -----------------------------
Net increase
   (decrease) ..............................    142,440            (440,064)
                                              =============================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                              SIX MONTHS ENDED
                                                              OCTOBER 31, 2004
                                                                 (UNAUDITED)
                                                              -----------------
PURCHASES:
Investment Securities .......................................   $27,401,258
                                                                ===========
SALES OR REDEMPTIONS:
Investment Securities .......................................   $26,053,197
                                                                ===========

4. Income Taxes

At October 31, 2004, information on the tax components of capital is as follows: (unaudited)

Cost of investment for tax purposes .........................   $43,798,750
                                                                ===========
Gross tax unrealized appreciation ...........................   $ 1,914,436
Gross tax unrealized depreciation ...........................       750,622
                                                                -----------
Net tax unrealized depreciation on
   Investments ..............................................   $ 1,163,814
                                                                ===========
Capital loss carryforward expiring
   April 30, 2011 ...........................................   $ 4,083,210
                                                                ===========

The Fund's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and wash sales.

5. Investment Advisory Contract, Management Fees, and Transactions with Affiliates

An advisory fee of $157,215 was paid or payable to Value Line, Inc. (the "Adviser"), for the six months ended October 31, 2004. This was computed at the annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the Plan), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended October 31, 2004, fees amounting to $52,405 were paid or payable to the Distributor under this plan.

For the six months ended October 31, 2004, the Fund's expenses were reduced by $1,390 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor, are also officers and directors of the Fund.


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

                                               VALUE LINE CONVERTIBLE FUND, INC.

Financial Highlights
================================================================================

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                         SIX MONTHS
                                            ENDED                       YEARS ENDED APRIL 30,
                                        OCT. 31, 2004   ---------------------------------------------------------
                                          (UNAUDITED)     2004        2003       2002(2)      2001        2000
                                        =========================================================================
NET ASSET VALUE, BEGINNING OF PERIOD       $  11.31     $  10.28    $  10.97    $  12.27    $  16.55    $   12.77
                                           --------     --------    --------    --------    --------    ---------
INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
  Net investment income                         .10          .28         .27         .33         .51          .43
  Net gains or losses on securities
    (both realized and unrealized)             (.07)        1.05        (.68)       (.97)      (2.44)        3.75
                                           --------     --------    --------    --------    --------    ---------
  Total from investment operations              .03         1.33        (.41)       (.64)      (1.93)        4.18
                                           --------     --------    --------    --------    --------    ---------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                                     (.12)        (.30)       (.28)       (.41)       (.51)        (.40)
  Distributions from net realized
    gains                                        --           --          --        (.25)      (1.84)          --
                                           --------     --------    --------    --------    --------    ---------
  Total distributions                          (.12)        (.30)       (.28)       (.66)      (2.35)        (.40)
                                           --------     --------    --------    --------    --------    ---------
NET ASSET VALUE, END OF PERIOD             $  11.22     $  11.31    $  10.28    $  10.97    $  12.27    $   16.55
                                           ========     ========    ========    ========    ========    =========
TOTAL RETURN                                   0.27%+      13.03%      (3.62%)     (5.24%)    (11.38%)      33.21%
                                           ========     ========    ========    ========    ========    =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $ 44,788     $ 43,502    $ 44,075    $ 58,464    $ 67,240    $ 103,759
Ratio of expenses to average net
 assets (1)                                    1.52%*       1.51%       1.47%       1.31%       1.22%        1.00%
Ratio of net investment income to
 average net assets                            1.80%*       2.49%       2.66%       3.04%       3.37%        3.03%
Portfolio turnover rate                          67%+        130%        128%         67%         50%         127%

(1) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.51%* FOR THE SIX MONTHS ENDED OCTOBER 31, 2004, 1.50% FOR THE YEAR ENDED APRIL 30, 2004, UNCHANGED FOR THE YEARS ENDED APRIL 30, 2003 AND 2002, 1.21% FOR THE YEAR ENDED APRIL 30, 2001 AND 0.99% AND FOR THE YEAR ENDED APRIL 30, 2000.


(2) EFFECTIVE MAY 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED APRIL 30, 2002 ON NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS ($.04) PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.41% TO 3.04%. PER SHARE DATA AND RATIOS FOR YEARS PRIOR TO MAY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.

*ANNUALIZED

+NOT ANNUALIZED



SEE NOTES TO FINANCIAL STATEMENTS.
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VALUE LINE CONVERTIBLE FUND, INC.


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

                                               VALUE LINE CONVERTIBLE FUND, INC.


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

THE VALUE LINE ASSET ALLOCATION FUND, INC.

                         The Value Line Family of Funds
================================================================================

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-243- 2729, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


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